Investments Accounted for Using the Equity Method - Summary of Financial Information from Financial Statements of Joint Ventures (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Current Assets	$ 1,026,401,196	$ 1,018,212,660
Non-current Assets	6,878,070,388	6,839,775,504
Current Liabilities	1,045,480,165	1,041,299,852
Non-current Liabilities	3,264,716,920	3,069,404,660
Cash and cash equivalents	332,036,013	235,684,500
Revenues	2,548,384,317	2,624,576,323	$ 2,410,360,459
Depreciation and amortization expense	(229,957,019)	(236,627,387)	(215,187,300)
Income tax expense	81,305,107	(61,227,904)	(153,482,519)
Profit (loss)	(52,386,835)	316,093,218	412,847,757
Comprehensive Income	$ 66,969,126	$ 281,237,424	$ 359,111,357
Transmisora Electrica de Quillota Ltda. [Member]
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Ownership interest	50.00%	50.00%
Current Assets	$ 7,157,805	$ 3,346,667
Non-current Assets	10,068,936	10,834,220
Current Liabilities	806,841	365,640
Non-current Liabilities	1,517,515	1,616,791
Cash and cash equivalents	4,261,166	2,403,904
Revenues	4,643,283	3,191,566
Other fixed operating expenses	(268,806)	(768,866)
Depreciation and amortization expense	(782,799)	(782,800)
Other Income	4,187	6,087
Interest income	29,103	152,370
Income tax expense	(921,039)	(407,478)
Profit (loss)	2,703,929	1,390,879
Comprehensive Income	$ 2,703,929	$ 1,390,879